Fair Value Measurement - Schedule of Fair Value of Assets That the Group Reports Consolidated Balance Sheets at Fair Value of Recurring Basis (Details) - Fair Value, Recurring [Member] - CNY (¥)
¥ in Thousands
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Fair Value of Assets That the Group Reports Consolidated Balance Sheets at Fair Value of Recurring Basis [Line Items]
Total short-term investments	¥ 89,473	¥ 114,873
Level 1 Inputs [Member]
Schedule of Fair Value of Assets That the Group Reports Consolidated Balance Sheets at Fair Value of Recurring Basis [Line Items]
Total short-term investments	16,933	13,605
Level 2 Inputs [Member]
Schedule of Fair Value of Assets That the Group Reports Consolidated Balance Sheets at Fair Value of Recurring Basis [Line Items]
Total short-term investments	72,540	101,268
Wealth Management Products [Member]
Schedule of Fair Value of Assets That the Group Reports Consolidated Balance Sheets at Fair Value of Recurring Basis [Line Items]
Total short-term investments	72,540	101,268
Wealth Management Products [Member] | Level 1 Inputs [Member]
Schedule of Fair Value of Assets That the Group Reports Consolidated Balance Sheets at Fair Value of Recurring Basis [Line Items]
Total short-term investments
Wealth Management Products [Member] | Level 2 Inputs [Member]
Schedule of Fair Value of Assets That the Group Reports Consolidated Balance Sheets at Fair Value of Recurring Basis [Line Items]
Total short-term investments	72,540	101,268
Fund [Member]
Schedule of Fair Value of Assets That the Group Reports Consolidated Balance Sheets at Fair Value of Recurring Basis [Line Items]
Total short-term investments	16,933	13,605
Fund [Member] | Level 1 Inputs [Member]
Schedule of Fair Value of Assets That the Group Reports Consolidated Balance Sheets at Fair Value of Recurring Basis [Line Items]
Total short-term investments	16,933	13,605
Fund [Member] | Level 2 Inputs [Member]
Schedule of Fair Value of Assets That the Group Reports Consolidated Balance Sheets at Fair Value of Recurring Basis [Line Items]
Total short-term investments